FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) shares in Millions				12 Months Ended
	Nov. 12, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Feb. 08, 2018 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares $ / $ shares	Dec. 31, 2019 USD ($) $ / $ shares	Dec. 31, 2018 CAD ($) $ / shares $ / $ shares	Dec. 31, 2018 USD ($) $ / $ shares	Dec. 31, 2019 USD ($) $ / shares	Nov. 12, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($) $ / shares	Feb. 08, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net income related to hedge ineffectiveness				$ 0		$ (10,000,000)
Net cash received (paid)				(121,000,000)		388,000,000
Loss reclassified from hedging reserve				80,000,000		(95,000,000)
Payments to settle derivative				18,865,000,000		21,834,000,000
Stock-based compensation expense (recovery)				70,000,000		65,000,000
Fair value of derivative assets				101,000,000		270,000,000					$ 270,000,000
Derivative financial assets outstanding				1,439,000,000		1,500,000,000								$ 1,094,000,000
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Stock-based compensation expense (recovery)				$ 18,000,000		(33,000,000)
Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 1,250,000,000
Coupon rate		4.35%								4.35%
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 1,250,000,000
Coupon rate				4.35%				4.35%
Senior Notes Due 2049 - 3.700%
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 1,000,000,000
Coupon rate									3.70%
Hedging effect, net proceeds received from issuances	$ 1,308,000,000
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 1,000,000,000
Coupon rate				3.70%				3.70%
Senior Notes Due 2048
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 750,000,000
Coupon rate													4.30%
Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 750,000,000
Coupon rate				4.30%				4.30%
Senior Notes Due 2029
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,000,000,000
Coupon rate		3.25%								3.25%
Hedging effect, net proceeds received from issuances		$ 1,000,000,000
Senior Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 1,000,000,000
Coupon rate				3.25%				3.25%
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount of outstanding bond forwards				$ 1,618,000,000				$ 1,223,000,000
Payments to settle derivative				17,630,000,000		19,305,000,000
Outstanding bond forwards				29,000,000										23,000,000
Derivative financial assets outstanding				1,383,000,000		1,373,000,000
Debt derivatives | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 561,000,000	$ 420,000,000	$ 157,000,000	$ 125,000,000
Debt derivatives entered, exchange rate | $ / $				1.336	1.336	1.257	1.257
Debt derivatives settled, notional amount				$ 564,000,000	$ 420,000,000	$ 157,000,000	$ 125,000,000
Debt derivatives settled, exchange rate | $ / $				1.343	1.343	1.256	1.256
Net cash received (paid)				$ 3,000,000		$ (1,000,000)
Debt derivatives | US commercial paper
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 17,127,000,000	$ 12,897,000,000	$ 19,751,000,000	$ 15,262,000,000
Debt derivatives entered, exchange rate | $ / $				1.328	1.328	1.294	1.294
Debt derivatives settled, notional amount				$ 17,069,000,000	$ 12,847,000,000	$ 19,148,000,000	$ 14,833,000,000
Debt derivatives settled, exchange rate | $ / $				1.329	1.329	1.291	1.291
Net cash received (paid)				$ (13,000,000)		$ 63,000,000
Debt derivatives | Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about financial instruments [line items]
Hedging effect, net proceeds received from issuances		$ 1,676,000,000
Debt derivatives | Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate		4.173%								4.173%
Debt derivatives | Senior Notes Due 2049 - 3.700%
Disclosure of detailed information about financial instruments [line items]
Coupon rate									3.996%
Hedging effect, net proceeds received from issuances	$ 1,308,000,000
Debt derivatives | Senior Notes Due 2048
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 750,000,000
Hedging effect, net proceeds received from issuances			$ 938,000,000			$ 938,000,000
Debt derivatives | Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate													4.193%
Bond forwards
Disclosure of detailed information about financial instruments [line items]
Percent of derivatives designated as hedges						100.00%						100.00%
Loss reclassified from hedging reserve						$ 21,000,000
Bond forwards | Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about financial instruments [line items]
Notional amount				1,250,000,000
Bond forwards | Senior Notes Due 2029
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 1,000,000,000
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Percent of derivatives designated as hedges				100.00%		100.00%		100.00%				100.00%
Debt derivatives entered, notional				$ 1,070,000,000	$ 810,000,000	$ 896,000,000	$ 720,000,000
Debt derivatives entered, exchange rate | $ / $				1.321	1.321	1.244	1.244
Debt derivatives settled, notional amount				$ 1,124,000,000	$ 900,000,000	$ 1,093,000,000	$ 840,000,000
Debt derivatives settled, exchange rate | $ / $				1.249	1.249	1.301	1.301
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Net cash received (paid)				$ 16,000,000		$ 4,000,000
Payments to settle derivative				$ 0		$ 0
Weighted average price of hedging instrument | $ / shares				71.66		61.15		71.66				61.15
Number of derivatives settled (in shares) | shares				0.7	0.7	0.4	0.4
Fair value of derivative assets				$ 55,000,000		$ 92,000,000
Derivative financial assets outstanding				$ 55,000,000		$ 92,000,000								68,000,000
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares				51.76		51.54		51.76				51.54
Derivative financial assets outstanding				$ 4,300,000		$ 5,000,000.0
Equity derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares				50.37				50.37
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 8,400,000,000				$ 6,100,000,000
Notional amount of outstanding bond forwards				$ 3,409,000,000		736,000,000		2,570,000,000				550,000,000
Payments to settle derivative				0		1,436,000,000
Derivative financial assets outstanding				1,412,000,000		1,332,000,000								1,152,000,000
Cash flow hedges | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Notional amount of outstanding bond forwards						900,000,000
Payments to settle derivative				111,000,000		0
Outstanding bond forwards				0		87,000,000								64,000,000
Cash flow hedges | Bond forwards | Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about financial instruments [line items]
Notional amount of outstanding bond forwards				400,000,000
Payments to settle derivative				57,000,000
Cash flow hedges | Bond forwards | Senior Notes Due 2029
Disclosure of detailed information about financial instruments [line items]
Notional amount of outstanding bond forwards				500,000,000
Payments to settle derivative				54,000,000
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount								990,000,000				$ 1,080,000,000
Notional amount of outstanding bond forwards				952,000,000				$ 720,000,000
Payments to settle derivative				$ 1,124,000,000		$ 1,093,000,000
Outstanding bond forwards														$ 39,000,000
Average foreign exchange rate | $ / $				1.300	1.300	1.241	1.241
Derivative financial assets outstanding				$ 1,000,000		$ 122,000,000
Cash flow hedges | Expenditure derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | $ / $				1.30	1.30